Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,616,000
Previously Paid Amount	0.00
Total Fee Amount	775.57
Total Offset Amount	0.00
Net Fee	775.57
Narrative - Max Aggregate Offering Price	$ 5,616,000
Final Prospectus	true